Share capital and share-based payments - (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Share	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 USD ($) Share	Dec. 31, 2016 CAD ($) Share	Jun. 29, 2012 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ (1,198)		$ (819)
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current maximum number of common shares authorized | shares					8,000,000
Number of RSU's granted under tranche one | Share	1,126,254	1,126,254	1,278,753	1,278,753
Fair value of RSU's granted under tranche one		$ 3.67
Weighted average fair value of RSUs exercised under tranche one		3.49		$ 1.51
Weighted average fair value of RSUs expired under tranche one		2.43		1.52
Weighted average fair value of RSUs outstanding under tranche one		$ 2.45		$ 1.16
Share-based compensation expense	$ 1,198		$ 819